Commitments and Contingencies - Business Combination Agreement and Sponsor Letter Agreement (Details) - $ / shares			6 Months Ended	12 Months Ended
	Feb. 27, 2024	Feb. 13, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 25, 2024	Dec. 31, 2022	Nov. 07, 2022	Jan. 04, 2021
Business Combination Agreement and Sponsor Letter Agreement
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Aggregate share reserve, key employee incentive plan maximum amount, numerator percent for quotient calculation					15.00%
Aggregate share reserve, key employee incentive plan maximum amount, denominator percent for quotient calculation					35.00%
Aggregate share reserve, incentive equity plan maximum amount, numerator percent for quotient calculation					20.00%
Aggregate share reserve, incentive equity plan maximum amount, denominator percent for quotient calculation					35.00%
Aggregate holdCo share reserve, denominator percent for quotient calculation					65.00%
CIK0001838821_ARYA Sciences Acquisition Corp IV
Business Combination Agreement and Sponsor Letter Agreement
Common stock, par value (in dollars per share)		$ 0.01
Preferred stock par value ( in dollars per share)			0.0001	0.0001		$ 0.0001
Aggregate share reserve, key employee incentive plan maximum amount, numerator percent for quotient calculation					15.00%
Aggregate share reserve, key employee incentive plan maximum amount, denominator percent for quotient calculation					35.00%
Aggregate share reserve, incentive equity plan maximum amount, numerator percent for quotient calculation					20.00%
Aggregate share reserve, incentive equity plan maximum amount, denominator percent for quotient calculation					35.00%
Aggregate holdCo share reserve, denominator percent for quotient calculation					65.00%
Sponsor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Business Combination Agreement and Sponsor Letter Agreement
Shares issued to investors (in shares)		1,147,500
Share price (in dollars per share)		$ 24.00
Number of trading days		20 days
Trading day threshold period		30 days
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Business Combination Agreement and Sponsor Letter Agreement
Number of common shares, right to receive (in shares)		1
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001		0.0001
Class A ordinary shares | Sponsor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Business Combination Agreement and Sponsor Letter Agreement
Common stock, par value (in dollars per share)							$ 0.0001
Number of trading days	20 days		20 days	20 days
Trading day threshold period	30 days		30 days	30 days
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Business Combination Agreement and Sponsor Letter Agreement
Number of common shares, right to receive (in shares)		1
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock par value ( in dollars per share)		$ 0.001
Class B ordinary shares | Sponsor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Business Combination Agreement and Sponsor Letter Agreement
Common stock, par value (in dollars per share)								$ 0.0001
Shares forfeited (in shares)		1,000,000